Revenue Recognition	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2022	Sep. 30, 2021	Dec. 31, 2021
TINGO, INC. [Member]
Revenue Recognition [Line Items]
Revenue Recognition

(4)    Revenue Recognition

Policy

Revenue is recognized when a customer obtains control of promised goods or services and is recognized in an amount that reflects the consideration that an entity expects to receive in exchange for those goods or services. In addition, the standard requires disclosure of the nature, amount, timing, and uncertainty of revenue and cash flows arising from contracts with customers. The amount of revenue that is recorded reflects the consideration that the Company expects to receive in exchange for those goods. The Company applies the following five-step model in order to determine this amount:

1.      Identification of the promised goods in the contract;

2.      Determination of whether the promised goods are performance obligations, including whether they are distinct in the context of the contract;

3.      Measurement of the transaction price, including the constraint on variable consideration;

4.      Allocation of the transaction price to the performance obligations; and

5.      Recognition of revenue when (or as) the Company satisfies each performance obligation.

The Company only applies the five-step model to contracts when it is probable that the entity will collect the consideration it is entitled to in exchange for the goods or services it transfers to the customer. Once a contract is determined to be within the scope of ASC 606 at contract inception, the Company reviews the contract to determine which performance obligations the Company must deliver and which of these performance obligations are distinct. The Company recognizes as revenues the amount of the transaction price that is allocated to the respective performance obligation when the performance obligation is satisfied or as it is satisfied. Generally, the Company’s performance obligations are transferred to customers at a point in time, typically upon delivery.

Revenue comprises of the fair value for smart phone devices, services and financial technology solutions.We offer service-only contracts and contracts that bundle equipment used to access the services and/or with other service offerings. Some contracts have fixed terms and others are cancellable on a short-term basis (i.e., month-to-month arrangements).

Sources

The Company has the following revenue sources:

•        Mobile Leasing — customers enter a three-year contract for a fixed monthly rental. The customers are committed for the full term. Our accounting policy is to debit Accounts Receivable for the full value of the contract and a matched Deferred Income credit under Liabilities for the same value. We recognize such release to revenue on a monthly basis.

•        Call and Data Services — our customers use call and data services at normalized rates which, given the increasing proliferation of wifi connections, even in rural locations, have steadily declined over time.

•        Nwassa services — this is our Agri-Fintech platform powered by the smartphones leased on a three-year term above, known as ‘device as a service’. Revenue is recognized based on fixed percentage of the value of the transaction on the following basis when transactions are executed as follows:

•        Agri-Marketplace — percentage of the value of produce trade on Nwassa

•        Mobile airtime top up — fixed percentage of value of top-up

•        Utilities — fixed percentage of value of transaction

•        Mobile Insurance — fixed fee recognized monthly based on contract

•        Financial Services (Loans and related services) — fixed referral fee as completed

(4)    Revenue Recognition

Policy

Revenue is recognized when a customer obtains control of promised goods or services and is recognized in an amount that reflects the consideration that an entity expects to receive in exchange for those goods or services. In addition, the standard requires disclosure of the nature, amount, timing, and uncertainty of revenue and cash flows arising from contracts with customers. The amount of revenue that is recorded reflects the consideration that the Company expects to receive in exchange for those goods. The Company applies the following five-step model in order to determine this amount:

1.      Identification of the promised goods in the contract;

2.      Determination of whether the promised goods are performance obligations, including whether they are distinct in the context of the contract;

3.      Measurement of the transaction price, including the constraint on variable consideration;

4.      Allocation of the transaction price to the performance obligations; and

5.      Recognition of revenue when (or as) the Company satisfies each performance obligation.

The Company only applies the five-step model to contracts when it is probable that the entity will collect the consideration it is entitled to in exchange for the goods or services it transfers to the customer. Once a contract is determined to be within the scope of ASC 606 at contract inception, the Company reviews the contract to determine which performance obligations the Company must deliver and which of these performance obligations are distinct. The Company recognizes as revenues the amount of the transaction price that is allocated to the respective performance obligation when the performance obligation is satisfied or as it is satisfied. Generally, the Company’s performance obligations are transferred to customers at a point in time, typically upon delivery.

Revenue comprises of the fair value for smart phone devices, services and financial technology solutions.We offer service-only contracts and contracts that bundle equipment used to access the services and/or with other service offerings. Some contracts have fixed terms and others are cancellable on a short-term basis (i.e., month-to-month arrangements).

Sources

The Company has the following revenue sources:

•        Mobile Leasing — customers enter a three-year contract for a fixed monthly rental. The customers are committed for the full term. Our accounting policy is to create and Accounts Receivable for the full value of the contract and a matched Deferred Income credit under Liabilities for the same value. The company recognizes such release to revenue on a monthly basis.

•        NWASSA services — this is our Agri-Fintech platform powered by the smartphones leased on a three-year term above, known as ‘device as a service’. Revenue is recognized based on fixed percentage of the value of the transaction on the following basis when transactions are executed as follows:

•        Agri- Marketplace — percentage of the value of produce trade on NWASSA

•        Mobile airtime top up — fixed percentage of value of top-up

•        Utilities — fixed percentage of value of transaction

•        Mobile Insurance — fixed fee recognized monthly based on contract

•        Financial Services (Loans and related services)–fixed referral fee as completed

•        Tingopay — the company offers a mobile wallet and bill payment app and the company recognizes revenue as a fee or percentage commission as transaction completed

(4)    Revenue Recognition

Policy

Revenue is recognized when a customer obtains control of promised goods or services and is recognized in an amount that reflects the consideration that an entity expects to receive in exchange for those goods or services. In addition, the standard requires disclosure of the nature, amount, timing, and uncertainty of revenue and cash flows arising from contracts with customers. The amount of revenue that is recorded reflects the consideration that the Company expects to receive in exchange for those goods. The Company applies the following five-step model in order to determine this amount:

1.      Identification of the promised goods in the contract;

2.      Determination of whether the promised goods are performance obligations, including whether they are distinct in the context of the contract;

3.      Measurement of the transaction price, including the constraint on variable consideration;

4.      Allocation of the transaction price to the performance obligations; and

5.      Recognition of revenue when (or as) the Company satisfies each performance obligation.

The Company only applies the five-step model to contracts when it is probable that the entity will collect the consideration it is entitled to in exchange for the goods or services it transfers to the customer. Once a contract is determined to be within the scope of ASC 606 at contract inception, the Company reviews the contract to determine which performance obligations the Company must deliver and which of these performance obligations are distinct. The Company recognizes as revenues the amount of the transaction price that is allocated to the respective performance obligation when the performance obligation is satisfied or as it is satisfied. Generally, the Company’s performance obligations are transferred to customers at a point in time, typically upon delivery.

Revenue comprises of the fair value for smart phone devices, services and financial technology solutions.We offer service-only contracts and contracts that bundle equipment used to access the services and/or with other service offerings. Some contracts have fixed terms and others are cancellable on a short-term basis (i.e., month-to-month arrangements).

Sources

The Company has the following revenue sources:

•        Mobile Leasing — customers enter a three-year contract for a fixed monthly rental. The customers are committed for the full term. Our accounting policy is to create and Accounts Receivable for the full value of the contract and a matched Deferred Income credit under Liabilities for the same value. The company recognizes such release to revenue on a monthly basis.

•        Call and Data Services — our customers use call and data services at normalized rates which, given the increasing proliferation of wifi connections, even in rural locations, have steadily declined over time.

•        Nwassa Services — this is our Agri-Fintech platform powered by the smartphones leased on a three-year term above, known as ‘device as a service’. Revenue is recognized based on fixed percentage of the value of the transaction on the following basis when transactions are executed as follows:

•        Agri- Marketplace — percentage of the value of produce trade on Nwassa

•        Mobile airtime top up — fixed percentage of value of top-up

•        Utilities — fixed percentage of value of transaction

•        Mobile Insurance — fixed fee recognized monthly based on contract

•        Financial Services (Loans and related services)–fixed referral fee as completed